REVENUE RECOGNITION (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Minimum [Member]
Revenue recognition, expected term	60 days	60 days
Payment received for contracts, term	30 days	30 days
Maximum [Member]
Revenue recognition, expected term	90 days	90 days
Payment received for contracts, term	90 days	90 days